Entity Wide Disclosures	12 Months Ended
Dec. 31, 2016
Segment Reporting [Abstract]
Entity Wide Disclosures

NOTE 13 - ENTITY WIDE DISCLOSURES:

Revenues are attributed to geographic areas based on the location of the customers. The following is a summary of revenues:

	Year ended December 31,
	2016	2015
	($ in thousands)
Germany	$631	$519
Italy	382	415
Belarus	134	226
Brazil	57	238
Other	690	912
	$1,894	$2,310

By product:

	Year ended December 31,
	2016	2015
	($ in thousands)
CGuard	$1,147	$703
MGuard*	747	1,607
	$1,894	$2,310

*Includes revenue from sales of both MGuard Prime and MGuard.

By principal customers:

	Year ended December 31,
	2016	2015
Customer A	28%	9%
Customer B	13%	7%
Customer C	7%	10%
Customer D	5%	11%

All tangible long lived assets are located in Israel.